Goodwill (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
		Jun. 30, 2016	Sep. 30, 2015 CNY (¥)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Feb. 28, 2015 CNY (¥)	Feb. 03, 2015 CNY (¥)
Goodwill [Line Items]
Goodwill					¥ 14,300			¥ 151,638		¥ 300,382	$ 2,060
Goodwill impairment losses	[2]				17,665	[1]	$ 2,544	310,124	[1]
Contingent consideration reversed amount	[2]				0		$ 0	(292,471)
Goodwill, Period Increase (Decrease)	[3]				¥ (119,736)
Other Notes Payable								0
Fair Value, Inputs, Level 3 [Member]
Goodwill [Line Items]
Contingent consideration reversed amount								(290,306)
Xingxue Technology Development Co., Ltd [Member]
Goodwill [Line Items]
Percentage of equity interests acquired					33.86%						33.86%
100 Education [Member]
Goodwill [Line Items]
Goodwill								114,186		296,275
Goodwill impairment losses			¥ 71,390		13,804	[1]		182,089	[1]
Contingent consideration reversed amount			73,618					(185,165)
Goodwill, Period Increase (Decrease)	[3]				(100,382)
YY Live [Member]
Goodwill [Line Items]
Goodwill					14,300			37,452		¥ 4,107
Goodwill impairment losses	[1]				3,861			128,035
Contingent consideration reversed amount								¥ (107,306)
Goodwill, Period Increase (Decrease)	[3]				¥ (19,354)
100 Online and DuBooker [Member]
Goodwill [Line Items]
Goodwill impairment losses				¥ 110,699
Contingent consideration reversed amount				¥ 111,547
100 Online and DuBooker [Member] | Fair Value, Inputs, Level 3 [Member]
Goodwill [Line Items]
Fair Value Assumptions, Risk Free Interest Rate				4.07%				3.85%
Fair Value Inputs, Discount Rate				21.50%				23.00%
Beifu [Member]
Goodwill [Line Items]
Percentage of equity interests acquired												70.00%
Goodwill													¥ 147,388
Goodwill impairment losses			128,035					¥ 128,035
Contingent consideration reversed amount			¥ 107,306
Subsidiary Divestiture Interest Percentage		60.00%
Fair Value Assumptions, Risk Free Interest Rate					3.81%		3.81%
Fair Value Inputs, Discount Rate					18.00%		18.00%
Beifu [Member] | Fair Value, Inputs, Level 3 [Member]
Goodwill [Line Items]
Fair Value Assumptions, Risk Free Interest Rate								3.85%
Fair Value Inputs, Discount Rate								24.50%
Beifu [Member] | YY Live [Member]
Goodwill [Line Items]
Goodwill												¥ 147,388
Bilin Online [Member]
Goodwill [Line Items]
Goodwill impairment losses					¥ 3,861

[1]	(iii) The Group performs its annual goodwill impairment test of each reporting unit as of October 1, or more frequently, if certain events or circumstances warrant. Events or changes in circumstances which might indicate potential impairment in goodwill include the entity-specific factors, including, but not limited to, stock price volatility, market capitalization relative to net book value, and projected revenue, market growth and operating results. In June 2015, it was noted that 100 Online’s financial and operational performance in the first half year of 2015 was behind the original budget resulting from unexpected fierce market competition and the resignation of a number of key personnel in 100 Online. Accordingly, the Group performed an interim assessment on the goodwill impairment related to 100 Online and recognized an estimated goodwill impairment charge of RMB110,699. Correspondingly, long-term payable amounting to RMB111,547 in relation to the contingent consideration was reversed. The unobservable inputs used in the assessment included risk free rate, discount rate and etc. The risk free rate and discount rate were 4.07% and 21.5%, respectively. In the 2015 annual goodwill impairment assessment, the Group has noted further impairment indicator for 100 Online as well as impairment indicator for Beifu as certain key personnel of 100 Online and Beifu resigned in the third quarter of 2015. Based on the result of the annual impairment assessment for 100 Online, an impairment charge of RMB71,390 was recognised and correspondingly, long-term payable amounting to RMB73,618 in relation to the contingent consideration was reversed; For Beifu, an impairment charge of RMB128,035 was recognised and correspondingly, long-term payable amounting to RMB 107,306 in relation to the contingent consideration was reversed. The unobservable inputs used in the assessment, included the risk free rate, discount rate and etc. For the goodwill impairment assessment of 100 Online and Beifu, the risk free rate were both 3.85% and the discount rate were 23% and 24.5%, respectively. In December 2016, the Group has identified further impairment indicator for 100 Online as well as impairment indicator for Bilin Online. Based on the results of the impairment assessment, an impairment charge of RMB13,804 for 100 Online and an impairment charge of RMB3,861 for Bilin Online were recognized, respectively. The above goodwill impairment assessments on 100 Online, Beifu and Bilin Online adopted the income approach and considered a combination of factors, including, but not limited to, market conditions, expected future cash flows, growth rates and discount rates, which required the Group to make certain estimates and assumptions regarding industry economic factors and future profitability of the business.
[2]	Share-based compensation was allocated in cost of revenues and operating expenses as follows:For the year ended December 31, Note 2014 2015 2016 2016 RMB RMB RMB US$ (Note2(e)) Cost of revenues 18,037 23,963 15,894 2,289 Research and development expenses 54,141 70,951 78,816 11,352 Sales and marketing expenses 2,807 3,283 3,107 448 General and administrative expenses 59,647 87,175 59,469 8,565
[3]	In June 2016, the Group disposed 60% equity interest of Beifu and ceased to consolidate Beifu as a subsidiary. Goodwill of RMB19,354 was derecognized in the segment of YY Live (Note 4). In December 2016, the Group disposed 33.86% equity interest of Xingxue and ceased to consolidate Xingxue as a subsidiary. Goodwill of RMB100,382 was derecognized in the segment of 100 Education upon this disposal (Note 4).